Long-Term Debt (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014	May 16, 2013
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 18,250,000
Document Period End Date	Dec. 31, 2014
Senior Secured Debt	415,125,000	399,813,000
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums		15,000,000
Write off of Deferred Debt Issuance Cost	0	14,958,000	813,000
Pledged equity interest in foreign subsidiaries	65.00%
Weighted average interest rate	2.60%
Long-term Debt, Maturities, Repayments of Principal in Year Two	18,250,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	18,250,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	180,063,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	180,312,000
Long-term Debt	415,125,000
Maximum [Member]
Debt Instrument [Line Items]
Leverage Ratio in Latest Year of Debt Term	3.25
Leverage ratio	3.50
Revolving Loans and Term A Loans | Eurodollar Rate or Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate borrowings	2.50%
Revolving Loans and Term A Loans | Eurodollar Rate or Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate borrowings	1.75%
Term A Loans, Term B Loans and Revolving Loans [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					500,000,000
Term-B Loan Facility due May 2020 [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis spread on variable rate borrowings	2.50%
Term Loan Facility | $100 million term A loan facility, due May 2017
Debt Instrument [Line Items]
Interest rate at year end	1.90%
Term Loan Facility | Term A Loans, Term B Loans and Revolving Loans [Member]
Debt Instrument [Line Items]
Increase to borrowing capacity available under credit facility					100,000,000
Term Loan Facility | Term-A Loan Facility due May 2018 [Member]
Debt Instrument [Line Items]
Senior Secured Debt	158,813,000	92,500,000
Face amount of term loan					100,000,000
Secured Debt, Increase in Additional Principal Amount				82,500,000
Term Loan Facility | Term-B Loan Facility due May 2020 [Member]
Debt Instrument [Line Items]
Senior Secured Debt	180,312,000	262,813,000
Face amount of term loan					275,000,000
Repayments of Lines of Credit				82,500,000
Debt Instrument, Interest Rate, Stated Percentage					1.00%
Interest rate at year end	3.50%
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit outstanding, amount	45,800,000
Revolving Credit Facility | Revolving Credit Facility due May 2018 [Member]
Debt Instrument [Line Items]
Senior Secured Debt	76,000,000	44,500,000
Line of credit facility, maximum borrowing capacity					$ 125,000,000
Revolving Credit Facility | Revolving Credit Facility due May 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Revolving credit facility, unused portion, commitment fee percentage	0.40%
Revolving Credit Facility | Revolving Credit Facility due May 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Revolving credit facility, unused portion, commitment fee percentage	0.25%
Revolving Credit Facility | Revolving Credit Facility due May 2018 [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate at year end	0.17%
Revolving Credit Facility | Revolving Credit Facility due May 2018 [Member] | Spread [Member]
Debt Instrument [Line Items]
Interest rate at year end	2.00%